Note 2 - Basis of Preparation (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
Subsidiary	Place of Incorporation	Ownership Percentage (%)
1818403 Alberta Ltd.	Alberta, Canada	100
507140 N.W.T. Ltd.	Northwest Territories, Canada	100
Bellhaven Copper and Gold Inc.	British Columbia, Canada	100
Bellhaven Exploraciones Inc. Sucursal Colombia	Colombia	100
Blue Rock Mining S.A.C.	Peru	100
Brasil Desenvolvimentos Minerais Ltda.	Brazil	100
Brazilian Gold Corporation	British Columbia, Canada	100
Brazilian Resources Mineração Ltda.	Brazil	100
BRI Mineração Ltda.	Brazil	100
GoldMining Exploraciones S.A.S.	Colombia	100
GMI Idaho Corp.	United States	100
Mineração Regent Brasil Ltda.	Brazil	100
Sunward Resources Sucursal Columbia	Colombia	100
U.S. GoldMining Inc.	United States	100